DEPOSITS	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
DEPOSITS
NOTE G - DEPOSITS

The aggregate amount of time deposits in denominations of $100,000 or more as of December 31, 2015 and 2014, was $105,605,438 and $120,693,807, respectively.

At December 31, 2015, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2016	$120,771
2017	25,924
2018	12,154
2019	8,408
2020	12,216
Thereafter	-
$179,473